Risk management - Schedule of balance sheet items subject to trading market risk (Details) - EUR (€) € in Millions	Dec. 31, 2024	Aug. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash, cash balances at central banks and other deposits on demand	€ 192,208	€ 87,847	€ 220,342	€ 223,073	€ 210,689
Financial assets held for trading	230,253		176,921	156,118
Non-trading financial assets mandatorily at fair value through profit or loss	6,130		5,910	5,713
Financial assets designated at fair value through profit or loss	7,915		9,773	8,989
Financial assets at fair value through other comprehensive income	89,898		83,308	85,239
Financial assets at amortised cost	1,203,707		1,191,403	1,147,044
Hedging derivatives (assets)	5,672		5,297	8,069
Changes in the fair value of hedged items in portfolio hedges of interest rate risk	(704)		(788)	(3,749)
Other assets	8,559		8,856	10,082
TOTAL ASSETS	1,837,081		1,797,062	1,734,659
Financial liabilities held for trading	152,151		122,270	115,185
Financial liabilities designated at fair value through profit or loss	36,360		40,367	40,268
Financial liabilities at amortized cost	1,484,322		1,468,703	1,423,858
Hedging derivatives (liabilities)	4,752		7,656	9,228
Changes in the fair value of hedged items in portfolio hedges of interest rate risk	(9)		55	(117)
Other liabilities	16,344		17,598	14,609
TOTAL LIABILITIES	1,729,754		1,692,821	1,637,074
TOTAL EQUITY	107,327		€ 104,241	€ 97,585	€ 97,053
Market risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash, cash balances at central banks and other deposits on demand	192,208
Financial assets held for trading	230,253
Non-trading financial assets mandatorily at fair value through profit or loss	6,130
Financial assets designated at fair value through profit or loss	7,915
Financial assets at fair value through other comprehensive income	89,898
Financial assets at amortised cost	1,203,707
Hedging derivatives (assets)	5,672
Changes in the fair value of hedged items in portfolio hedges of interest rate risk	(704)
Other assets	102,002
TOTAL ASSETS	1,837,081
Financial liabilities held for trading	152,151
Financial liabilities designated at fair value through profit or loss	36,360
Financial liabilities at amortized cost	1,484,322
Hedging derivatives (liabilities)	4,752
Changes in the fair value of hedged items in portfolio hedges of interest rate risk	(9)
Other liabilities	52,178
TOTAL LIABILITIES	1,729,754
TOTAL EQUITY	107,327
VaR
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets held for trading	230,253
Non-trading financial assets mandatorily at fair value through profit or loss	4,641
Financial assets at fair value through other comprehensive income	2,193
Financial liabilities held for trading	152,151
Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash, cash balances at central banks and other deposits on demand	192,208
Changes in the fair value of hedged items in portfolio hedges of interest rate risk	(704)
Changes in the fair value of hedged items in portfolio hedges of interest rate risk	(9)
Interest rate, spread
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-trading financial assets mandatorily at fair value through profit or loss	1,489
Financial assets designated at fair value through profit or loss	7,915
Financial assets at fair value through other comprehensive income	87,705
Financial assets at amortised cost	1,203,707
Financial liabilities designated at fair value through profit or loss	36,360
Financial liabilities at amortized cost	1,484,322
Interest rate, exchange rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Hedging derivatives (assets)	5,672
Hedging derivatives (liabilities)	€ 4,752